INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Operating activities
Profit before tax		$ 200	$ 682	$ 383	$ 812
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss				438	397
Gain on disposal of non-current assets				(5)	0
Gain on disposal of subsidiaries, net				(19)	(497)
Finance costs				317	246
Finance income				(48)	(20)
Other non-operating loss/ (gain), net				16	(31)
Net foreign exchange (gain)/ loss				(13)	52
Changes in trade and other receivables and prepayments				(83)	(98)
Changes in inventories				0	(3)
Changes in trade and other payables				163	79
Changes in provisions, pensions and other				45	48
Interest paid				(206)	(192)
Interest received				28	20
Income tax paid				(156)	(244)
Net cash flows from operating activities				860	569
Investing activities
Purchase of property, plant and equipment				(393)	(357)
Purchase of intangible assets				(84)	(67)
Payment / (receipt) on deposits				18	(20)
Investment (in)/ receipts from financial assets				(46)	31
Acquisition of subsidiaries, net of cash acquired				(234)	(141)
Proceeds from sales of subsidiaries, net of cash				120	280
Proceeds from sales of property, plant and equipment				35	4
Outflows on loans granted				(70)	(48)
Net cash used in investing activities				(654)	(318)
Financing activities
Proceeds from borrowings, net of fees paid	[1]			1,606	562
Repayment of debt	[2]			(1,178)	(1,055)
Repayment of lease liabilities	[2]			(140)	(106)
Proceeds from sale of non-controlling interest				140	0
Share repurchases				(62)	(68)
ADG resolution				(120)	0
Net cash flows from / (used in) financing activities				246	(667)
Net Increase / (decrease) in cash and cash equivalents				452	(416)
Net foreign exchange difference				9	2
Cash and cash equivalents classified as held for sale at the beginning of the period				0	14	$ 14
Cash and cash equivalents classified as held for sale at the end of the period		0	(6)	0	(6)	0
Cash and cash equivalents at beginning of period, net of overdrafts	[3]			1,732	1,688	1,688
Cash and cash equivalents at end of the period, net of overdrafts		$ 2,193	$ 1,282	$ 2,193	$ 1,282	$ 1,732 [3]

[1]	*Fees paid for borrowings were US$17 (2025: US$6).
[2]	*** Certain prior period comparatives have been reclassified to conform with the current year presentation.
[3]	**Overdrawn account at the beginning of the presented period was nil (2025: US$1).